CONCENTRATION	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATION

NOTE 16 - CONCENTRATION

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. For the six months ended March 31, 2024 and 2023, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

As of March 31, 2024 and September 30, 2023, $713,155 and $106,719 of the Company’s cash was on deposit at financial institutions in the PRC where the maximum insured amount is RMB500,000 to cover bank deposits in the event of bank failure. As of March 31, 2024 and September 30, 2023, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

The Company sells its products primarily through direct distributors in the People’s Republic of China (the “PRC”) and to some extent, the overseas customers in European countries, North America and Middle East. For the six months ended March 31, 2024, two customers accounted for 58.2% and 20.0% of the Company’s total revenue, respectively. For the six months ended March 31, 2023, three customers accounted for 43.3%, 32.9% and 14.2% of the Company’s total revenue, respectively

As of March 31, 2024, two customers accounted for approximately 73.5% and 19.0% of the total accounts receivable balance, respectively. As of September 30, 2023, three customers accounted for approximately 42.7%, 24.7% and 13.2% of the total accounts receivable balance, respectively.

For the six months ended March 31, 2024, one suppliers accounted for approximately 58.0% of the total purchases. For the six months ended March 31, 2023, three suppliers accounted for approximately 28.2%, 24.5% and 23.5% of the total purchases, respectively.

NOTE 16 - CONCENTRATION

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. For the years ended September 30, 2023, 2022 and 2021, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

As of September 30, 2023 and 2022, $106,719 and $835,462 of the Company’s cash was on deposit at financial institutions in the PRC. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 (approximately $68,531) for each financial institution. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. The Company has not experienced any losses in such accounts. As of September 30, 2023 and 2022, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

The Company sells its products primarily through direct distributors in the People’s Republic of China (the “PRC”) and to some extent, the overseas customers in European countries, North America and Middle East. For the year ended September 30, 2023, three customers accounted for 41.8%, 29.5% and 11.1% of the Company’s total revenue, respectively. For the year ended September, 2022, three customers accounted for 35.5%, 23.9% and 15.4% of the Company’s total revenue, respectively. For the year ended September 30, 2021, two customers accounted for 35.5% and 26.1% of the Company’s total revenue, respectively.

As of September 30, 2023, three customers accounted for approximately 42.7%, 24.7% and 13.2% of the total accounts receivable balance, respectively. As of September 30, 2022, three customers accounted for approximately 38.1%, 33.7% and 17.9% of the total accounts receivable balance, respectively.

For the years ended September 30, 2023 three suppliers accounted for approximately 41.8%, 29.5% and 11.1% of the total purchases, respectively. For the year ended September 30, 2022, four suppliers accounted for approximately 24.6%, 15.0%, 11.9% and 10.7% of the total purchases, respectively. For the year ended September 30, 2021, two suppliers accounted for approximately 30.1% and 13.4% of the total purchases, respectively.